The
High Yield
Plus Fund,
Inc.

ANNUAL
REPORT
March 31, 1999

Letter To Shareholders

April 16, 1999
Dear Shareholder:

The Fund's fiscal year ended March 31, 1999 proved to be a difficult one, although as the Fund's fourth quarter closed, the sentiment in the market had improved significantly from last October's lows. During the year, the high yield market was impacted by the sharp and sudden credit risk-aversion instigated by the potential insolvency of a major US hedge fund last August.
Marketplace liquidity was greatly reduced and yield premiums increased significantly to offset the loss of liquidity as well as the heightened volatility in the market. For point of illustration, the difference in yield between US Treasuries and high yield bonds at the beginning of the
Fund's fiscal year was 292 basis points. By the end of September this difference had widened to 604 basis points. As of March 31, 1999, this difference had narrowed modestly to 525 basis points (according to high yield data compiled from Lehman Brothers.) We would opine that this yield difference remains wide relative to underlying fundamental credit conditions.
One note of caution would be that the rating agencies, perhaps in reaction to the specter of market instability of last fall, have recently been issuing many more corporate downgrades than upgrades. These downgrades in some cases reflect the financial weakness of certain companies in the face of weak commodity prices and an increasingly competitive marketplace with reduced global trade barriers.

With respect to the Fund's exposure to emerging market issuers (all US$ denominated), we are pleased to report that during the Fund's fourth quarter, the Republic of South Korea and many Korean corporate entities were upgraded to investment grade status. We eliminated or reduced several of the Fund's positions that appreciated meaningfully. More recently we have seen improved sentiment in South American markets, as Brazil's economic woes appear less devastating than previously feared. The portfolio's total exposure to non-
US/Canadian issuers was 14% as of March 31, 1999.

Fund Performance.
The Fund's total returns for periods ended March 31, 1999
are shown on the
following table.  For comparison, we have also provided the
returns of the
Lipper Closed-End Leveraged High Yield category, an average
of closed-end
high yield leveraged funds; we would note that the degree of leverage varies
substantially amongst the funds in the group.  In addition,
we have provided
the returns of the First Boston High Yield Index, which we
would note does
not contain any leverage.  The Fund's recent performance
benefited from its
exposure to certain Yankee issues (US$ demoninated foreign
issuers) that
appreciated during the Fund's fourth quarter.  The longer
term performance,
however, remains hampered by this sector's sharp
underperformance during
1998. Performance numbers as reported by Lipper are adjusted for the dilutive
effects of rights offerings.  (See Rights Offering below.)
------------------------------------------------------------
-------------------
                                    1

                          TOTAL RETURNS
            For the Periods Ended March 31, 1999
                               6 Months   12 Months   24
Months
High Yield Plus Fund (NAV)1     12.1%       -7.4%       4.8%
Lipper CEHY -- Leveraged         5.6        -4.2        6.5
First Boston High Yield          4.4        -0.7        6.5

1 Represents NAV-basis performance calculations as provided by Lipper
Analytical Services, Inc. Past performance is no guarantee of future results.

During the Fund's fourth quarter, The Fund successfully completed a rights offering. The Fund received proceeds of approximately $24.6 million, after deducting certain offering expenses. These proceeds increased the
Fund's net assets by approximately one-third. Subsequent to the rights offering, the Fund amended its credit agreement with BankBoston to include
State Street Bank and Trust and to increase its credit line from $35 million to $50 million, reflecting the increased size of the Fund's borrowing base. All proceeds of the rights offering have been invested in the high yield market. As of March 31, 1999, The Fund's shares were priced at $7.1875. This price reflected a 2.3% discount to the Fund's net asset value of $7.36 per share. The Fund's monthly dividend rate of $0.0725 per share equates to an annualized yield of 12.1% relative to the stock price.

As always, we appreciate your interest in the Fund.

Sincerely yours,

Catherine A. Smith
Portfolio Manager
Senior Vice President
Wellington Management Company, LLP

Portfolio of Investments as of March 31, 1999    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
-------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--133.2%
CORPORATE BONDS--127.1%
------------------------------------------------------------
------------------------------------------------------------
------
Aerospace/Defense--3.6%
Argo-Tech Corp., Sr. Sub. Notes
B3               8.625%      10/01/07   $     990     $
940,500
L-3 Communications Corp., Sr. Sub. Notes
B2               8.50         5/15/08         750
783,750
Loral Space & Communications Sr. Notes
B1               9.50         1/15/06       1,000
930,000
Moog, Inc., Sr. Sub. Notes, Ser. B
B1              10.00         5/01/06       1,340
1,393,600

------------

4,047,850
------------------------------------------------------------
------------------------------------------------------------
------
Automotive--5.2%
Accuride Corp., Sr. Sub. Notes
B2               9.25         2/01/08       1,250
1,262,500
Exide Corp., Sr. Notes
B1              10.00         4/15/05         850
845,750
Federal-Mogul Corp.,
   Sr. Notes
Ba2              8.80         4/15/07         500
531,030
   Sr. Notes
Ba2              7.875        7/01/10         500
497,285
Johnstown America Industries, Inc., Sr. Sub. Notes
B3              11.75         8/15/05       1,500
1,627,500
Key Plastics, Inc., Sr. Sub. Notes, Ser. B
B3              10.25         3/15/07         500
498,125
LDM Technologies, Inc., Sr. Sub. Notes, Ser. B
B3              10.75         1/15/07         565
577,713

------------

5,839,903
------------------------------------------------------------
------------------------------------------------------------
------
Basic Industries-Manufacturing--1.5%
International Wire Group, Inc.,
   Sr. Sub. Notes
B3               11.75        6/01/05         250
264,375
   Sr. Sub. Notes, Ser. B
B3               11.75        6/01/05         500
528,750
Neenah Corp.,
   Sr. Sub. Notes
B3               11.125       5/01/07          95
100,225
   Sr. Sub. Notes, Ser. B
B3               11.125       5/01/07         750
791,250

------------

1,684,600
------------------------------------------------------------
------------------------------------------------------------
------
Building & Related Industries--3.1%
Anthony Crane Rental L.P. Sr. Notes
B3               10.375       8/01/08         500
497,500
Associated Materials, Inc., Sr. Sub. Notes
B2                9.25        3/01/08         500
510,625
Falcon Building Prod., Inc.,
   Sr. Sub. Disc. Notes, Zero Coupon (until 6/15/02)
B3               10.50        6/15/07         350
217,000
   Sr. Sub. Notes
B3                9.50        6/15/07       1,250
1,150,000
Nortek, Inc.,
   Sr. Notes
B1                8.875       8/01/08         750
774,375
   Sr. Notes, Ser. B
B1                9.25        3/15/07         350
363,125

------------

3,512,625

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of March 31, 1999    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
-------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Cable--4.8%
Adelphia Communications Corp.,
   Sr. Notes
B1               8.375%       2/01/08   $     385     $
394,625
   Sr. Notes, Ser. B
B2               8.375        2/01/08         365
374,125
   Sr. Notes, Ser. B
B1               9.875        3/01/07         650
715,000
Century Communications Corp. Sr. Disc. Notes
Ba3              Zero         3/15/03         225
160,313
Falcon Holding Group L.P.,
   Sr. Deb.
B2               8.375        4/15/10         500
502,500
   Sr. Disc. Deb., Ser. B
B2               9.285        4/15/10         500
347,500
Frontiervision Holdings L.P., Sr. Disc. Notes,
   Zero Coupon (until 2/15/02)
Caa1            11.875        9/15/07         500
435,000
Multicanal S.A.,
   Sr. Notes
Ba3             10.50         2/01/07         500
445,000
   Sr. Notes
Ba3             10.50         4/15/18         230
193,775
NTL Inc.
   Sr. Notes, Ser. B
B3              10.00         2/15/07         500
532,500
   Sr. Notes
B3               9.75         4/01/08         250
171,562
Rifkin Acquisition Partners L.P., Sr. Sub. Notes
B3              11.125        1/15/06         500
562,500
Rogers Communications Inc., Sr. Notes
B2               8.875        7/15/07         500
518,750

------------

5,353,150
------------------------------------------------------------
------------------------------------------------------------
------
Chemicals--6.3%
Arco Chemical Co.
Ba3               9.375      12/15/05       1,000
1,004,650
Arco Chemical Co.
Ba2               9.80        2/01/20       1,250
1,241,987
Equistar Chemicals L.P. Deb.
Baa3              8.75        2/15/09         485
493,662
PCI Chemicals Canada Inc., Sr. Notes, Ser. B (Canada)
B2                9.25       10/15/07         500D
405,000
Philipp Brothers Chemicals, Inc., Sr. Sub. Notes
B3                9.875       6/01/08       1,000
980,000
Pioneer Americas Acquisition Corp., Sr. Notes, Ser. B
B2                9.25        6/15/07         750
618,750
Sovereign Speciality Chemicals, Sr. Sub. Notes
B3                9.50        8/01/07       1,000
1,032,500
Sterling Chemical Holdings, Inc.,
   Sr. Sub. Notes
B3               11.75        8/15/06         270
252,450
   Sr. Sub. Notes
B3               11.25        4/01/07         625
571,875
Texas Petrochemicals Corp., Sr. Sub. Notes
B3               11.125       7/01/06         350
327,250
United Industrial Corp. Sr. Sub. Notes
B3                9.875       4/01/09         145
144,819

------------

7,072,943
------------------------------------------------------------
------------------------------------------------------------
------
Consumer Goods--2.2%
Leslies Poolmart, Inc., Sr. Notes
B2               10.375       7/15/04         100
103,750
Polaroid Corp., Sr. Notes
Ba3              11.50        2/15/06         905
934,413

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of March 31, 1999    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
-------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Consumer Goods (cont'd.)
Simmons Co., Sr. Sub. Notes
B3               10.25%       3/15/09   $     500     $
517,500
True Temper Sports, Inc., Sr. Sub. Notes
B3               10.875      12/01/08       1,000
920,000

------------

2,475,663
------------------------------------------------------------
------------------------------------------------------------
------
Consumer Services--2.2%
Allied Waste North America, Inc., Sr. Notes
Ba2               7.625       1/01/06         750
734,063
Chattem Inc., Sr. Sub. Notes
B2                8.875       4/01/08         500
503,750
Revlon Worldwide, Sr. Disc. Notes, Ser. B
Ba3             Zero          3/15/01         750
450,000
UNICCO Service Co., Sr. Sub. Notes, Ser. B
B3                9.875      10/15/07         750
735,000

------------

2,422,813
------------------------------------------------------------
------------------------------------------------------------
------
Containers--2.7%
BWay Corp., Sr. Sub. Notes, Ser. B
B2               10.25        4/15/07         750
795,000
Consumers Packaging Inc. Sr. Notes
B1                9.75        2/01/07         425
435,625
Silgan Holdings, Inc.,
   Sr. Sub. Deb.
B1                9.00        6/01/09       1,500
1,548,750
   Sub. Deb., PIK
NR               13.25        7/15/06         200
224,000

------------

3,003,375
------------------------------------------------------------
------------------------------------------------------------
------
Energy & Related Goods & Services--6.4%
Abraxas Petroleum Corp., Sr. Notes, Ser. B
B3               11.50       11/01/04       1,500
945,000
Clark R & M, Inc. Sr. Notes
Ba3               8.625       8/15/08       1,000
900,000
Costilla Energy Inc.,
   Sr. Sub. Notes
B2               10.25       10/01/06         750D
487,500
   Sr. Notes
Caa              10.25       10/01/06         500
325,000
Dailey International, Inc., Sr. Notes
Caa               9.50        2/15/08         500
185,000
Frontier Oil Corp., Sr. Notes
B1                9.125       2/15/06         750
731,250
Kelley Oil And Gas Corp., Sr. Sub. Notes, Ser. B
B3               10.375      10/15/06       1,000
630,000
P & L Coal Holdings Corp., Sr. Notes
Ba3               8.875       5/15/08       1,000
1,045,000
Plains Resources, Inc., Sr. Sub. Notes
B2               10.25        3/15/06         200
200,000
RAM Energy, Inc., Sr. Notes
Caa1             11.50        2/15/08       1,750
1,050,000
RBF Finance Company Sr. Sec. Notes
Ba3              11.00        3/15/06         370
389,425
Tatneft Finance, Gtd. Bonds (Russia)
Ca                9.00       10/29/02       1,000D
160,000
Transportadora de Gas del Sur, S.A., Notes (Argentina)
Ba3              10.25        4/25/01         250D
253,750

------------

7,301,925
------------------------------------------------------------
------------------------------------------------------------
------
Enertainment--2.5%
Carmike Cinemas, Inc. Sr. Sub. Notes
B2                9.375       2/01/09       1,000
1,015,000
Loews Cineplex Entertainment Corp., Sr. Sub. Notes
B3                8.875       8/01/08       1,750
1,745,625

------------

2,760,625

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of March 31, 1999    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
-------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Finance--0.8%
IBJ Preferred Capital Co., L.L.C.
Ba1               8.79%      12/29/49   $   1,000     $
847,500
------------------------------------------------------------
------------------------------------------------------------
------
Financial Services--4.9%
Bangkok Bank Public Co., Deb. (Thailand)
NR                8.75        3/15/07       1,000D
810,000
Contifinancial Corp., Sr. Notes
B3                8.375       8/15/03         500
390,000
FirstFed Financial Corp., Notes
B2               11.75       10/01/04         500
515,000
Ocwen Federal Bank Sub. Deb.
B1               12.00        6/15/05         500
485,000
Olympic Financial, Ltd., Sr. Notes
B2               11.50        3/15/07         750@
592,500
Resource America, Inc., Sr. Notes
Caa1             12.00        8/01/04         500
445,000
Thai Farmers Bank Ltd., Sub. Notes (Thailand)
Ba1               8.25        8/21/16       1,500D
1,020,000
Western Financial Svgs. Bank, F.S.B., Sub. Cap. Deb.
B2                8.875       8/01/07       1,640
1,230,000

------------

5,487,500
------------------------------------------------------------
------------------------------------------------------------
------
Food & Lodging--3.9%
Aurora Foods Inc.,
   Sr. Sub. Notes, Ser. D
B1                9.875       2/15/07         230
248,400
   Sr. Sub. Notes, Ser. D
B1                8.75        7/01/08         245
255,413
B & G Foods Incications Corp., Sr. Sub. Notes
B3                9.625       8/01/07         580
572,750
Del Monte Foods Co., Sr. Disc. Notes,
   Zero Coupon (until 12/15/02)
B-               12.50       12/15/07       1,137
844,222
John Q. Hammons Hotels, First Mtge. Bonds
B2                8.875       2/15/04       1,500
1,391,250
Purina Mills, Inc., Sr. Sub. Notes
Caa1              9.00        3/15/10       1,250
1,050,000

------------

4,362,035
------------------------------------------------------------
------------------------------------------------------------
------
Gaming--0.9%
Lady Luck Gaming Corp., First Mtge. Notes
B2               11.875       3/01/01       1,000
1,015,000
------------------------------------------------------------
------------------------------------------------------------
------
General Industrial--6.2%
Anchor Glass Container Corp., First Mtge. Notes
B2               11.25        4/01/05         620
641,700
Boise Cascade Corp., Notes
Baa3              9.45       11/01/09         750
832,395
Grove Worldwide LLC/Cap. Inc. Sr. Sub. Notes
B3                9.25        5/01/08         595
487,900
Henry Company, Sr. Notes, Ser. B
B3               10.00        4/15/08       1,000
1,010,000
Terex Corp., Sr. Sub. Notes, Ser. C
B3                8.875       4/01/08       1,500
1,455,000
United Rentals Inc., Sr. Sub. Notes
B1                9.00        4/01/09       1,500
1,498,125
Werner Holding, Inc., Sr. Sub. Notes
B2               10.00       11/15/07         200
200,500
Wesco Distribution, Inc., Sr. Sub. Notes
B2                9.125       6/01/08         750
776,250

------------

6,901,870

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of March 31, 1999    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
-------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Grocery Stores--1.0%
Homeland Stores, Inc., Sr. Sub. Notes
NR               10.00%       8/01/03   $   1,250     $
1,075,000
------------------------------------------------------------
------------------------------------------------------------
------
Health Care--5.8%
Alaris Medcial Systems, Inc., Sr. Sub. Notes
B3                9.75       12/01/06         310
316,200
Beverly Enterprises, Inc., Sr. Notes
Ba3               9.00        2/15/06         750
724,485
Columbia/HCA Healthcare Corp., Notes
Ba2               7.25        5/20/08         720
659,455
Kinetic Concepts Inc., Sr. Sub. Notes, Ser. B
B3                9.625      11/01/07         500
482,500
Mediq, Inc., Sr. Sub. Notes
B3               11.00        6/01/08       1,250
1,087,500
Packard Bioscience Co., Sr. Sub. Notes, Ser. B
B3                9.375       3/01/07         750
729,375
Tenet Healthcare Corp., Sr. Sub. Notes
Ba3               8.125      12/01/08         850
837,250
Universal Hospital Svcs., Sr. Notes
B3               10.25        3/01/08       1,750
1,680,000

------------

6,516,765
------------------------------------------------------------
------------------------------------------------------------
------
Home Building & Real Estate--6.7%
Beazer Homes USA, Inc., Sr. Notes
B1                8.875       4/01/08       1,250
1,196,875
D.R. Horton, Inc., Sr. Notes
Ba1               8.00        2/01/09         750
733,125
Kaufman & Broad Home Corp., Sr. Sub. Notes
Ba3               9.625      11/15/06         500
522,500
LNR Property Corp., Sr. Sub. Notes
B1               10.50        1/15/09         750
768,750
Presley Companies, Sr. Notes
Caa3             12.50        7/01/01       1,000
830,000
Ryland Group, Inc., Sr. Sub. Notes
B1                8.25        4/01/08         750
708,750
Standard Pacific Corp., Sr. Notes
Ba2               8.50        6/15/07         750
731,250
U.S. Home Corp., Sr. Sub. Notes
B1                8.88        8/15/07         500
490,000
Webb Delaware Corp., Sr. Sub. Deb.
B2               10.25        2/15/10       1,500
1,496,250

------------

7,477,500
------------------------------------------------------------
------------------------------------------------------------
------
Industrials--0.9%
Westpoint Stevens, Inc., Sr. Notes
Ba3               7.875       6/15/08       1,000
1,025,000
------------------------------------------------------------
------------------------------------------------------------
------
Media & Communications--10.4%
Big Flowers Press Holdings, Inc. Sr. Sub. Notes
B2                8.625      12/01/08         750
755,625
Echostar DBS Corp., Notes
B2                9.25        2/01/06       1,000
1,035,000
Fox/Liberty Networks L.L.C.,
   Sr. Disc. Notes, Zero Coupon (until 8/15/02)
B1                9.75        8/15/07       1,500
1,106,250
   Sr. Notes
B1                8.875       8/15/07         260
269,100
Globo Comunicacoes e Participacoes S.A., Notes, (Brazil)
B1               10.50       12/20/06       1,750D
1,146,250
Innova S de R.L., Sr. Notes (Mexico)
B2               12.875       4/01/07       1,750D
1,443,750
Mail Well I Corp., Sr. Sub. Notes
B1                8.75       12/15/08         350
358,750

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of March 31, 1999    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
-------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Media & Communications (cont'd.)
Outdoor Systems, Inc., Sr. Sub. Notes
B1               8.875%       6/15/07   $     490     $
524,300
Primedia, Inc., Sr. Notes
Ba3              7.625        4/01/08         350
350,000
Sullivan Graphics, Inc., Sr. Sub. Notes
Caa1            12.75         8/01/05       1,000
1,030,000
Sun Media Corp., Sr. Sub. Notes
B1               9.50         5/15/07         500
547,500
Tevecap S.A., Sr. Notes
Caa1            12.625       11/26/04         800
312,000
TV Azteca S.A. de CV,
   Gtd. Sr. Notes (Brazil) Ser. A
B1              10.125        2/15/04         500D
422,500
   Gtd. Sr. Notes (Brazil)
B1              10.50         2/15/07       1,250D
1,031,250
World Color Press, Inc., Sr. Sub. Notes
B1               8.375       11/15/08       1,250
1,271,875

------------

11,604,150
------------------------------------------------------------
------------------------------------------------------------
------
Metals--6.3%
AK Steel Corp., Sr. Notes
Ba2              9.125       12/15/06         500
528,750
Amersteel Corp., Sr. Notes
Ba3              8.75         4/15/08         500
500,000
Axa Sa De Cv Gtd. Notes (Mexico)
B1               9.00         8/04/04         850D
737,375
Bayou Steel Corp., First Mtge. Notes
B1               9.50         5/15/08       1,075
1,061,562
Companhia Vale do Rio Doce, Notes (Brazil)
NR              10.00         4/02/04         750D
712,500
CSN Iron S.A., Gtd. Notes (Brazil)
B1               9.125        6/01/07         750D
517,500
Kaiser Aluminum & Chemical Corp., Sr. Notes, Ser. B
B1              10.875       10/15/06         500
512,500
National Steel Corp., First Mtge. Notes, Ser . A
Ba3              9.875        3/01/09         325
333,938
Pohang Iron & Steel Ltd.
Baa3             7.125        7/15/04         750
702,937
Weirton Steel Corp., Sr. Notes
B2              11.375        7/01/04       1,250
1,193,750
Wells Aluminum Corp., Sr. Notes, Ser. B
B2              10.125        6/01/05         310
308,450

------------

7,109,262
------------------------------------------------------------
------------------------------------------------------------
------
Paper & Packaging--10.3%
American Pad & Paper Company, Delaware, Sr. Sub. Notes,
   Ser. B
Caa1             13.00       11/15/05       1,105
674,050
APP Int'l. Finance Co. (Indonesia)
   Sec. Notes
NR                3.50        4/30/03         870D
527,750
   Sec. Notes
Caa1             11.75       10/01/05         500D
355,000
Aracruz Celulose S. A., (Brazil),
   Notes
B2               10.375       1/31/02       1,750D
1,592,500
Bahia Sul Celulose S.A. (Brazil)
NR               10.625       7/10/04       1,350D
1,134,000
Container Corp. of America,
   Sr. Notes
B2                9.75        4/01/03         500
526,250
   Sr. Notes, Ser. B
B2               10.75        5/01/02       1,000
1,065,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of March 31, 1999    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
-------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Paper & Packaging (cont'd.)
Doman Industries Ltd., Sr. Notes (Canada)
B1                8.75%       3/15/04   $   1,250D    $
812,500
Grupo Industrial Durango, S.A. de C.V., Notes
B2               12.625       8/01/03         350
337,750
Klabin Fabricadora de Papel e Celulose S.A., Gtd. Notes
   (Brazil)
NR               11.00        8/12/04         500D
430,000
Pacifica Papers, Inc., Sr. Notes
B1               10.00        3/15/09         900
924,750
Packaging Corp., America
B3                9.625       4/01/09         840
851,069
Pindo Deli Finance Mauritius Ltd., Gtd Sr. Notes
   (Indonesia)
Caa1             10.75       10/01/07       1,750D
962,500
Repap New Brunswick, Inc., Sr. Notes (Canada)
Caa1             10.625       4/15/05         500D
417,500
Tembec Inds, Inc., Gtd. Sr. Notes (Canada)
Ba3               8.625       6/30/09         850D
862,750

------------

11,473,369
------------------------------------------------------------
------------------------------------------------------------
------
Technology--9.0%
Advanced Micro Devices, Inc., Sr. Sec. Notes
Ba3              11.00        8/01/03         455
470,925
DecisionOne Holdings Corp.,
   Sr. Disc. Deb., Zero Coupon (until 8/1/02)
Caa              11.50        8/01/08       1,000@
15,000
   Sr. Sub. Notes,
Ca                9.75        8/01/07         500
30,000
Exodus Communications, Inc., Sr. Notes
NR               11.25        7/01/08         750
817,500
Fairchild Semiconductor Corp.,
   Sr. Sub. Notes
B2               10.125       3/15/07         745
750,587
   Sr. Sub. Notes
B3               10.375      10/01/07         645
654,675
Fisher Scientific International, Inc.,
   Sr. Sub. Notes
B3                9.00        2/01/08       1,500
1,515,000
Iron Mountain Inc., Delaware, Sr. Sub. Notes
B3                8.75        9/30/09         350
360,938
Pierce Leahy Corp., Sr. Sub. Notes
B3                9.125       7/15/07         500
520,000
Samsung Electronics America, Inc., Gtd. Note
Ba1               9.75        5/01/03       1,750
1,771,875
Telecommunications Tech Company L.L.C., Sr. Sub. Notes
B3                9.75        5/15/08         500
505,000
Unisys Corp., Sr. Notes, Ser. B
Ba3               7.875       4/01/08         500
520,000
Verio Inc., Sr. Notes
B3               11.25       12/01/08         350
394,625
   Sr. Notes
B3               10.375       4/01/05         500
535,000
Zilog, Inc., Sr. Sec. Notes
B2                9.50        3/01/05       1,500
1,245,000

------------

10,106,125
------------------------------------------------------------
------------------------------------------------------------
------
Telecommunications--16.5%
American Mobile Satellite, Inc., Sr. Notes
NR               12.25        4/01/08         750@
337,500
BTI Telecom Corp., Sr. Notes
B3               10.50        9/15/07         750
675,000
Concentric Network Corp., Notes
NR               12.75       12/15/07         485@
560,175
Charter Communications Holdings, Sr. Notes
B2                8.25        4/01/07       2,000
2,045,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of March 31, 1999    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
-------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Telecommunications (cont'd.)
Covad Communications Group Inc., Sr. Disc. Notes, Ser. B
NR               13.50%       3/15/08   $   1,000     $
555,000
E Spire Communications Insurance, Sr. Disc. Notes
NR               12.75        4/01/06         500
340,000
Global Crossings Holdings Ltd., Sr. Notes
B1                9.625       5/15/08         500
557,500
GST Network Funding, Inc., Sr. Disc. Notes,
   Zero Coupon (until 5/1/03)
NR               10.50        5/01/08       1,765
935,450
GST Telecommunications, Inc., Sr. Sub. Notes,
   Zero Coupon (until 11/15/02)
NR               12.75       11/15/07         500
480,000
Hyperion Telecommunications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 4/15/01)
B3               13.00        4/15/03         265
219,287
   Sr. Sec. Notes, Ser. B
B3               12.25        9/01/04       1,250
1,362,500
ICO Global Commerce, Sr. Notes
B3               15.00        8/01/05         410
246,000
Intermedia Communications, Inc.,
   Sr. Notes
B2                8.60        6/01/08         750
750,000
   Sr. Notes
B2                9.50        3/01/09         500
525,000
   Sr. Notes, Ser. B
B2                8.875      11/01/07         250
253,750
Iridium Cap. Corp., Gtd. Notes
B3               14.00        7/15/05         750
322,500
IXC Communications, Inc., Sr. Sub. Notes
B3                9.00        4/15/08         750
780,000
Korea Telecom (South Korea)
   Sr. Notes
Ba3               7.50        6/01/06         500D
473,615
   Sr. Notes
Ba3               7.625       4/15/07         750D
712,500
McLeodUSA Inc., Sr. Notes
B2                9.25        7/15/07         250
262,500
MGC Communications Inc., Sr. Sec. Notes, Ser. B
Caa              13.00       10/01/04         500
382,500
PsiNet Inc.,
   Sr. Notes
B3               10.00        2/15/05         500
535,000
   Sr. Notes
B3               11.50       11/01/08         750
851,250
SK Telecom Ltd., Sr. Notes
Ba1               7.75        4/29/04         500
481,670
Teligent Inc., Sr. Notes
Caa1             11.50       12/01/07         710
672,725
Time Warner Telecom. L.L.C., Sr. Notes
B2                9.75        7/15/08         500
537,500
Viatel Inc., Sr. Notes
Caa1             11.50        3/15/09       1,000
1,037,500
Winstar Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 10/15/00)
Caa1             14.00       10/15/05       1,750
1,260,000
   Sr. Sub. Notes
NR               11.00        3/15/08         500
345,000

------------

18,496,422
------------------------------------------------------------
------------------------------------------------------------
------
Transportation--2.0%
Air Transport Airlines, Sr. Sec. Notes, Ser. B
NR               10.50        4/15/01         500
465,000
Continental Airlines, Inc., Sr. Notes
Ba2               8.00       12/15/05         320
319,200
MRS Logisticasa S.A., Sr. Notes (Brazil)
NR               10.625       8/15/05         955D
506,150
Valujet, Inc., Sr. Notes
B3               10.25        4/15/01       1,250
937,500

------------

2,227,850

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of March 31, 1999    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
-------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Utilities--1.0%
Energy Corp. America, Sr. Sub. Notes, Ser. A
B2                9.50%       5/15/07   $     750     $
705,000
IEBA-Invers Electric Co., Notes
NR                9.00        9/16/04         500
425,000

------------

1,130,000

------------
Total corporate bonds (cost $152,393,057)
142,330,820
------------------------------------------------------------
------------------------------------------------------------
------
FOREIGN GOVERNMENT OBLIGATIONSD--2.0%
Republic of Argentina, Bonds
Ba3              11.00       10/09/06         500
477,500
Republic of Brazil, Bonds
B2                6.125       4/15/24       1,000
637,500
Republic of Korea, Bonds
Baa3              8.875       4/15/08         750
799,200
Republic of Venezuela, Bonds
Ba2               9.25        9/15/27         500
301,250

------------
Total foreign government obligations (cost $2,162,274)
2,215,450
------------------------------------------------------------
------------------------------------------------------------
------
COMMON STOCKS*
Shares

----------
Fitzgeralds Gaming Corp.,
--               --                --      12,540
13
SF Holdings Group, Class C
--               --                --       4,070
8,140

------------
Total common stocks (cost $126)
8,153
------------------------------------------------------------
------------------------------------------------------------
------
PREFERRED STOCKS--4.0%
Concentric Network Corp. PIK
NR               13.50             --         995
1,075,072
Fairfield Mfg., Inc., Exchangeable, PIK
NR               11.25             --       1,000
950,000
Fitzgeralds Gaming Corp., Cumulative Redeemable
NR               15.00             --      10,000@
50,000
Granite Broadcasting Corp., Cumulative Exchangeable, PIK
NR               12.75             --         398
405,766
IXC Communications, Inc.,
   Jr. Pfd. Exchangeable Ser.
CCCPoundPound     6.75             --      15,000
597,435
   Jr. Pfd. Exchangeable Ser.
CCCPoundPound     6.75             --           2
2,269
Lady Luck Gaming Corp., Ser. A
NR               11.50             --       7,000
294,000
SF Holdings Group, Inc.,
   Exchangeable, PIK
NR               13.75             --         118@
420,738
Superior Nat'l. Capital Trust
NR               10.75             --         750
739,688

------------
Total preferred stocks (cost $5,319,593)
4,534,968

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of March 31, 1999    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
-------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
WARRANTS*--0.1%
American Mobile Satellite Corp.
4/1/08         280     $        921
Benedek Communications Corp.
4/1/08       5,500           11,000
Concentric Network Corp.
1/1/49         255           76,500
MGC Communications, Inc.
1/1/49         500           17,125

------------
Total warrants (cost $17,500)
105,546

------------
Total Investments--133.2%
(cost $159,892,550; Note 3)
149,194,937
Liabilities in excess of other assets--(33.2)%
(37,201,626)

------------
Net Assets--100%
$111,993,311

------------

------------

---------------
         * --Non-income-producing security.
PoundPound --S&P Equivalent to Moody's Rating.
         D --US$ Denominated Foreign Bonds.
         @ --Consists of more than 1 class of securities
traded together as a
             unit; generally bonds with attached stock or
warrants.
        NR --Not rated by Moody's or Standard & Poor's.
       PIK --Payment in Kind.
    L.L.C. --Limited Liability Corporation.
  L.L.L.P. --Limited Liability Limited Partnership.
      L.P. --Limited Partnership.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Statement of Assets and Liabilities               THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------

Assets
March 31, 1999
Investments, at value (cost
$159,892,550)...............................................
 ...................       $149,194,937
Interest and dividends
receivable..................................................
 ........................          3,855,785
Receivable for investments
sold........................................................
 ....................          1,991,326
Other
assets......................................................
 .........................................             59,889

--------------
   Total
assets......................................................
 ......................................        155,101,937

--------------
Liabilities
Loan payable (Note
4)..........................................................
 ............................         35,000,000
Bank
overdraft...................................................
 ..........................................
3,663,902
Payable for investments
purchased...................................................
 .......................          2,960,951
Dividends
payable.....................................................
 .....................................          1,103,958
Loan interest payable (Note
4)..........................................................
 ...................            255,269
Accrued
expenses....................................................
 .......................................             50,344
Advisory fee
payable.....................................................
 ..................................             42,189
Deferred directors'
fees........................................................
 ...........................             16,987
Administration fee
payable.....................................................
 ............................             15,026

--------------
   Total
liabilities.................................................
 ......................................         43,108,626

--------------
Net
Assets......................................................
 ...........................................
$111,993,311

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ...........................       $    152,088
   Paid-in capital in excess of
par.........................................................
 ...............        129,174,648

--------------

129,326,736
   Undistributed net investment
income......................................................
 ...............            662,259
   Accumulated net realized loss on
investments.................................................
 ...........         (7,298,071)
   Net unrealized depreciation of
investments.................................................
 .............        (10,697,613)

--------------
   Net assets, March 31,
1999........................................................
 ......................       $111,993,311

--------------

--------------
Net asset value per share ($111,993,311 / 15,208,796 shares
of common stock issued and outstanding)........
$7.36

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

THE HIGH YIELD PLUS FUND, INC.
Statement of Operations
------------------------------------------------------------

                                                 Year Ended
                                                 March 31,
Net Investment Income                               1999
Income
   Interest.................................    $ 13,520,254
   Dividends................................         384,458
                                               -------------
-
                                                  13,904,712
                                               -------------
-
Expenses
   Investment advisory fee..................         473,937
   Administration fee.......................         189,575
   Custodian's fees and expenses............         119,000
   Legal fees and expenses..................          80,000
   Reports to shareholders..................          55,000
   Transfer agent's fees and expenses.......          37,500
   Audit fees and expenses..................          27,000
   Listing fee..............................          25,000
   Insurance expense........................          19,500
   Directors' fees and expenses.............          12,500
   Miscellaneous............................           6,920
                                               -------------
-
      Total operating expenses..............       1,045,932
   Loan interest expense (Note 4)...........       1,916,877
                                               -------------
-
      Total expenses........................       2,962,809
                                               -------------
-
Net investment income.......................      10,941,903
                                               -------------
-
Realized and Unrealized
Loss on Investments
Net realized loss on investment
   transactions.............................
(4,154,864)
Net change in unrealized appreciation
   (depreciation) of investments............
(13,817,809)
                                               -------------
-
Net loss on investments.....................
(17,972,673)
                                               -------------
-
Net Decrease in Net Assets
Resulting from Operations...................    $
(7,030,770)
                                               -------------
-
                                               -------------
-


THE HIGH YIELD PLUS FUND, INC.
Statement of Cash Flows
------------------------------------------------------------

                                                  Year Ended
                                                   March 31,
Increase (Decrease) in Cash                          1999
Cash flows used by operating activities
   Interest and dividends received (excluding
      discount amortization of $1,552,347).....  $
11,407,097
   Operating expenses paid.....................
(1,014,690)
   Loan interest and commitment fee paid.......
(1,927,490)
   Purchases of long-term portfolio
      investments..............................
(155,186,793)
   Proceeds from disposition of long-term
      portfolio investments....................
120,588,708
   Deferred expenses and other assets..........
(5,119)
                                                 -----------
--
   Net cash used by operating activities.......
(26,138,287)
                                                 -----------
--
Cash provided by financing activities
   Net increase in notes payable...............
5,000,000
   Net proceeds from rights offering...........
24,581,103
   Cash dividends paid (excluding reinvestment
      of dividends of $474,849)................
(9,806,657)
                                                 -----------
--
   Net cash provided by financing activities...
19,774,446
                                                 -----------
--
   Net decrease in cash........................
(6,363,841)
   Cash at beginning of year...................
2,699,939
                                                 -----------
--
   Cash (overdraft) at end of year.............  $
(3,663,902)
                                                 -----------
--
                                                 -----------
--
Reconciliation of Net Decrease in Net Assets
to Net Cash Used by Operating Activities
Net decrease in net assets resulting from
   operations..................................  $
(7,030,770)
                                                 -----------
--
Increase in investments........................
(36,079,990)
Net realized loss on investment transactions...
4,154,864
Net increase in unrealized
   appreciation/depreciation of investments....
13,817,809
Decrease in receivable for investments sold....
3,453,448
Increase in interest and dividends
   receivable..................................
(945,268)
Increase in deferred expenses and other
   assets......................................
(5,119)
Decrease in payable for investments
   purchased...................................
(3,523,888)
Increase in accrued expenses and other
   liabilities.................................
20,627
                                                 -----------
--
   Total adjustments...........................
(19,064,017)
                                                 -----------
--
   Net cash used by operating activities.......  $
(26,138,287)
                                                 -----------
--
                                                 -----------
--

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

THE HIGH YIELD PLUS FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------

                                       Year Ended March 31,
Increase (Decrease)               --------------------------
----
in Net Assets                         1999              1998
                                  ------------      --------
----
Operations
   Net investment income.......   $ 10,941,903
9,479,163
   Net realized gain (loss) on
      investment
      transactions.............     (4,154,864)
5,009,438
   Net change in unrealized
      appreciation/depreciation
      of investments...........    (13,817,809)
2,649,914
                                  ------------      --------
----
   Net increase (decrease) in
      net assets resulting from
      operations...............     (7,030,770)
17,138,515
Dividends from net investment
   income......................    (10,590,243)
(9,479,163)
Distributions in excess of net
   investment income...........        --
(19,779)
Fund shares transactions
   Net proceeds from rights
      offering of Fund
      shares...................     24,581,103           --
   Value of Fund shares issued
      to shareholders in
      reinvestment of
      dividends................        474,849
876,479
                                  ------------      --------
----
Total increase.................      7,434,939
8,516,052
Net Assets
Beginning of year..............    104,558,372
96,042,320
                                  ------------      --------
----
End of year(a).................   $111,993,311
$104,558,372
                                  ------------      --------
----
                                  ------------      --------
----
---------------
(a) Includes undistributed net
    investment income of.......   $    662,259      $
310,599
                                  ------------      --------
----


Notes to Financial Statements                    THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
-------------------
The High Yield Plus Fund, Inc. (the 'Fund') was organized in
Maryland on
February 3, 1988, as a diversified, closed-end management
investment company.
The Fund had no transactions until April 4, 1988, when it
sold 11,000 shares of
common stock for $102,300 to Wellington Management Company,
LLP (the 'Investment
Adviser'). Investment operations commenced on April 22,
1988. The Fund's primary
objective is to provide a high level of current income to
shareholders. The Fund
seeks to achieve this objective through investment in
publicly or privately
offered high yield debt securities rated in the medium to
lower categories by
recognized rating services or nonrated securities of
comparable quality. As a
secondary investment objective, the Fund will seek capital
appreciation, but
only when consistent with its primary objective. The ability of issuers of debt
securities held by the Fund to meet their obligations may be affected by
economic developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for
which the primary
market is believed to be over-the-counter, are valued at the closing bid price
or in the absence of such price, as determined in good faith by the Board of
Directors of the Fund. Any security for which the primary
market is on an
exchange is valued at the last sales price on such exchange
on the day of
valuation or, if there was no sale on such day, the closing
bid price.
Securities for which no trades have taken place that day and unlisted securities
for which market quotations are readily available are valued at the latest bid
price.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
Cash Flow Information: The Fund invests in securities and
pays dividends from
net investment income and distributions from net realized
gains which are paid
in cash or are reinvested at the discretion of shareholders.
These activities
are reported in the Statement of Changes in Net Assets and
additional
information on cash receipts and cash payments is
------------------------------------------------------------
--------------------
                                       15

Notes to Financial Statements                     THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------
presented in the Statement of Cash Flows. Accounting
practices that do not
affect reporting activities on a cash basis include carrying investments at
value and amortizing discounts on debt obligations. Cash, as used in the
Statement of Cash Flows, is the amount reported as 'Cash' or
'Bankoverdraft' in
the Statement of Assets and Liabilities.
Securities Transactions and Net Investment Income: Security
transactions are
recorded on the trade date. Realized gains and losses from
securities
transactions are calculated on the identified cost basis.
Interest income, which
is comprised of three elements; stated coupon rate, original issue discount and
market discount, is recorded on an accrual basis. Dividend
income is recorded on
the ex-dividend date. Expenses are recorded on the accrual
basis which may
require the use of certain estimates by management.
Taxes: It is the Fund's policy to continue to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable income to shareholders.
Therefore, no federal
income tax provision is required.
Dividends and Distributions: The Fund expects to declare and pay dividends of
net investment income monthly and make distributions at
least annually of any
net capital gains. Dividends and distributions are recorded
on the ex-dividend
date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
------------------------------------------------------------
Note 2. Agreements
The Fund has agreements with the Investment Adviser and with
Prudential
Investments Fund Management LLC (the 'Administrator'). The
Investment Adviser
makes investment decisions on behalf of the Fund; the
Administrator provides
occupancy and certain clerical and accounting services to
the Fund. The Fund
bears all other costs and expenses.
The investment advisory agreement provides for the
Investment Adviser to receive
a fee, computed weekly and payable monthly at an annual rate of .50% of the
Fund's average weekly net assets. The administration
agreement provides for the
Administrator to receive a fee, computed weekly and payable
monthly at an annual
rate of .20% of the Fund's average weekly net assets.
Note 3. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the year ended March 31, 1999, were $151,662,904 and
$117,178,760,
respectively.
During the year ended March 31, 1999, the Fund entered into
$2,922,636 of
securities transactions on a principal basis with Prudential
Securities
Incorporated, an affiliate of the Administrator.
The federal income tax basis of the Fund's investments, as
of March 31, 1999,
was $160,165,924 and, accordingly, net unrealized
depreciation for federal
income tax purposes was $10,970,988 (gross unrealized
appreciation--$3,084,096;
gross unrealized depreciation--($14,055,084).
For federal income tax purposes, the Fund has a capital loss carryforward as of
March 31, 1999 of approximately $3,646,000 of which
$1,337,000 expires in 2003,
$1,806,000 expires in 2004 and $503,000 expires in 2007.
Accordingly, no capital
gains distributions are expected to be paid to shareholders
until net gains have
been realized in excess of such carryforward. The Fund will
elect to treat net
capital losses of approximately $3,378,600 incurred in the
five month period
ended March 31, 1999 as having occurred in the following
fiscal year.
------------------------------------------------------------
Note 4. Borrowings
The Fund has a credit agreement with an unaffiliated lender.
The maximum
commitment under this agreement is $35,000,000. Interest on
any such borrowings
is based on market rates and is payable at maturity. The
average daily balance
outstanding during the year ended March 31, 1999 was
$30,958,904 at a weighted
average interest rate of 6.19%. The maximum face amount of
borrowings
outstanding at any month-end during the year ended March 31,
1999 was
$35,000,000 (March 31, 1999). The current borrowings of
$35,000,000 (at a
weighted average interest rate of 5.61%) mature throughout
the period from April
1, 1999 to July 29, 1999.
The Fund has paid commitment fees at an annual rate of .09
of 1% on any unused
portion of the credit facility. Commitment fees are included in 'Loan Interest'
as reported on the Statement of Assets and Liabilities and
on the Statement of
Operations.
------------------------------------------------------------
Note 5. Capital
There are 100 million shares of $.01 par value common stock
authorized. During
the fiscal years ended March 31, 1999 and 1998, the Fund
issued 60,734 and
98,012 shares in connection with reinvestment of dividends,
respectively. In
connection with a rights offering, shareholders of record on
December 31, 1998
were issued one-third of a nontransferable right for each
------------------------------------------------------------
--------------------
                                       16

Notes to Financial Statements                     THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------
full share of common stock owned, entitling shareholders the opportunity to
acquire one newly issued share of common stock for every
whole right held at a
subscription price equal to the lower of 97% of net asset
value per share as of
the close of business on the expiration date of the
offering, or 95% of the
average of the last reported sales prices per share on the
New York Stock
Exchange on the expiration date of the offering and the four preceding business
days. On March 5, 1999 the Fund issued 3,799,518 shares of
common stock at
$6.804 per share and estimated rights offering costs of
$366,000 ($.02 per
share) and brokerage and dealer-manager commissions of
$904,817 ($.06 per share)
were charged to paid-in capital resulting in net proceeds to the Fund of
$24,581,103. The net asset value per share of the Fund's
common shareholders was
reduced by approximately $.26 per share as a result of this
issuance.
------------------------------------------------------------
Note 6. Dividends
On May 26, 1999 the Board of Directors of the Fund declared
dividends of $0.0725
per share payable on July 9, August 6 and September 10 to
shareholders of record
on June 30, July 30 and August 31, respectively.
------------------------------------------------------------
Note 7. Subsequent Event
Effective April 7, 1999 the Fund's credit agreement expired
and has not been
renewed. Also effective April 7, 1999 the Fund entered into
a credit agreement
with two unaffiliated lenders. The maximum commitment under
this agreement is
$50,000,000.
------------------------------------------------------------
--------------------
                                       17

Financial Highlights                              THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------

Year Ended March 31,

---------------------------------------------------------

1999         1998        1997        1996        1995

--------     --------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year...........................    $   9.21     $   8.54
$  8.44     $  7.85     $  8.38

--------     --------     -------     -------     -------
Income from investment operations
Net investment
income........................................         .88
 .84         .82         .84         .87
Net realized and unrealized gain (loss) on
investments.......       (1.59)         .67         .12
 .59        (.54)

--------     --------     -------     -------     -------
   Total from investment
operations..........................        (.71)
1.51         .94        1.43         .33

--------     --------     -------     -------     -------
Less dividends and distributions
Dividends from net investment
income.........................        (.88)        (.84)
(.82)       (.84)       (.86)
Distributions in excess of net investment
income.............          --           --        (.02)
--          --

--------     --------     -------     -------     -------
   Total
dividends...........................................
(.88)        (.84)       (.84)       (.84)       (.86)

--------     --------     -------     -------     -------
Capital charge in respect to issuance of
shares..............        (.26)          --          --
--          --

--------     --------     -------     -------     -------
Net asset value, end of
year(a)..............................    $   7.36     $
9.21     $  8.54     $  8.44     $  7.85

--------     --------     -------     -------     -------

--------     --------     -------     -------     -------
Market price per share, end of
year(a).......................    $ 7.1875     $  9.125
$  9.00     $  8.75     $  8.00

--------     --------     -------     -------     -------

--------     --------     -------     -------     -------
TOTAL INVESTMENT
RETURN(b):..................................      (12.36)%
11.25%      13.38%      20.80%       6.33%

--------     --------     -------     -------     -------

--------     --------     -------     -------     -------
RATIO/SUPPLEMENTAL DATA:
Net assets, end of year (000
omitted)........................    $111,993     $104,558
$96,042     $94,091     $86,704
Average net assets (000
omitted).............................    $ 94,437
$100,766     $95,946     $92,855     $87,734
Ratio to average net assets:
   Expenses, before loan interest and commitment
fees........        1.11%        1.07%       1.08%
1.01%       1.11%
   Total
expenses............................................
3.14%        2.44%       2.32%       2.29%       2.71%
   Net investment
income.....................................       11.60%
9.41%       9.63%      10.18%      10.90%
Portfolio turnover
rate......................................          94%
112%         60%         60%         47%
Total debt outstanding at end of year (000
omitted)..........    $ 35,000     $ 30,000     $18,000
$17,000     $19,000
Asset coverage per $1,000 of debt
outstanding................    $  4,204     $  4,485     $
6,336     $ 6,535     $ 5,563

---------------
(a) NAV and market value are published in The Wall Street
Journal each Monday.
(b) Total investment return is calculated assuming a
purchase of common stock at
    the current market value on the first day and a sale at
the current market
    value on the last day of each year reported. Dividends
and distributions are
    assumed for purposes of this calculation to be
reinvested at prices obtained
    under the dividend reinvestment plan. This calculation
does not reflect
    brokerage commissions.
Contained above is selected data for a share of common stock outstanding, total
investment return, ratios to average net assets and other
supplemental data for
the year indicated. This information has been determined
based upon information
provided in the financial statements and market price data
for the Fund's
shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     18

Report of Independent Accountants                 THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------
To the Board of Directors and Shareholders of The High Yield Plus Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The High Yield Plus Fund,
Inc. (the 'Fund') at March 31, 1999, the results of its operations and its cash flows for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the two years in the period ended March 31, 1996 were audited by other independent accountants, whose opinion dated May 9, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
May 20, 1999
------------------------------------------------------------
--------------------
                                       19

Federal Income Tax Information (Unaudited)        THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Fund's fiscal year end (March 31, 1999) that 3.39% of the dividends paid in the fiscal year ended March 31, 1999 qualified for the corporate dividends received deduction available to corporate taxpayers.

Other Information (Unaudited)                     THE HIGH
YIELD PLUS FUND, INC.
------------------------------------------------------------
--------------------
Dividend Reinvestment Plan. Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment Plan (the
Plan). Shareholders who
do not participate in the Plan will receive all distributions in cash paid by check in United States dollars mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent. Shareholders who wish to participate in the Plan should contact the Fund at (800) 451-6788.

State Street Bank and Trust Co. (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Shares valued at the market price determined as of the time of purchase (generally, following the payment date of the dividend or distribution); or if (2) the market price of
Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Shares at the higher of net asset value or 95% of the market price. If net asset value exceeds the market price of Shares on the valuation date or the Fund declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Shares in the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue Shares under the Plan below net asset value.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The
Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

The Fund reserves the right to amend or terminate the Plan upon 90 days' written notice to shareholders of the Fund.

Participants in the Plan may withdraw from the Plan upon written notice to the
Plan Agent and will receive certificates for whole Shares and cash for fractional Shares.

All correspondence concerning the Plan should be directed to the Plan Agent,
State Street Bank & Trust Company, P.O. Box 8200, Boston, MA
02266-8200.
------------------------------------------------------------
--------------------

Directors
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Administrator
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian and Transfer Agent
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

The views expressed in this report and the information about the
Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

The High Yield Plus Fund, Inc.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

For information call toll-free (800) 451-6788

429906100